Shareholder Report, Holdings (Details)	Jan. 31, 2025
Columbia Minnesota Tax-Exempt Fund - Class A | City of Rochester 11/15/2057 5.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Columbia Minnesota Tax-Exempt Fund - Class A | Housing & Redevelopment Authority of The City of St. Paul 07/01/2035 4.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Columbia Minnesota Tax-Exempt Fund - Class A | Roseville Independent School District No. 623 02/01/2038 4.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Columbia Minnesota Tax-Exempt Fund - Class A | City of Maple Grove 05/01/2037 4.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Columbia Minnesota Tax-Exempt Fund - Class A | Brainerd Independent School District No. 181 02/01/2037 4.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Columbia Minnesota Tax-Exempt Fund - Class A | Southern Minnesota Municipal Power Agency 01/01/2026 0.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Columbia Minnesota Tax-Exempt Fund - Class A | Minnesota Higher Education Facilities Authority 10/01/2052 5.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Columbia Minnesota Tax-Exempt Fund - Class A | County of Chippewa 03/01/2037 4.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Columbia Minnesota Tax-Exempt Fund - Class A | State of Minnesota 08/01/2043 4.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Columbia Minnesota Tax-Exempt Fund - Class A | Stillwater Independent School District No. 834 02/01/2042 4.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Columbia Minnesota Tax-Exempt Fund - Class A | AAA Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.60%
Columbia Minnesota Tax-Exempt Fund - Class A | AA Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.10%
Columbia Minnesota Tax-Exempt Fund - Class A | A Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.20%
Columbia Minnesota Tax-Exempt Fund - Class A | BBB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%
Columbia Minnesota Tax-Exempt Fund - Class A | BB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
Columbia Minnesota Tax-Exempt Fund - Class A | B Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Columbia Minnesota Tax-Exempt Fund - Class A | Not Rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.70%
Columbia Minnesota Tax-Exempt Fund - Class A | Municipal Bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	97.00%
Columbia Minnesota Tax-Exempt Fund - Class A | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Columbia Minnesota Tax-Exempt Fund - Class C | City of Rochester 11/15/2057 5.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Columbia Minnesota Tax-Exempt Fund - Class C | Housing & Redevelopment Authority of The City of St. Paul 07/01/2035 4.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Columbia Minnesota Tax-Exempt Fund - Class C | Roseville Independent School District No. 623 02/01/2038 4.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Columbia Minnesota Tax-Exempt Fund - Class C | City of Maple Grove 05/01/2037 4.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Columbia Minnesota Tax-Exempt Fund - Class C | Brainerd Independent School District No. 181 02/01/2037 4.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Columbia Minnesota Tax-Exempt Fund - Class C | Southern Minnesota Municipal Power Agency 01/01/2026 0.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Columbia Minnesota Tax-Exempt Fund - Class C | Minnesota Higher Education Facilities Authority 10/01/2052 5.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Columbia Minnesota Tax-Exempt Fund - Class C | County of Chippewa 03/01/2037 4.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Columbia Minnesota Tax-Exempt Fund - Class C | State of Minnesota 08/01/2043 4.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Columbia Minnesota Tax-Exempt Fund - Class C | Stillwater Independent School District No. 834 02/01/2042 4.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Columbia Minnesota Tax-Exempt Fund - Class C | AAA Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.60%
Columbia Minnesota Tax-Exempt Fund - Class C | AA Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.10%
Columbia Minnesota Tax-Exempt Fund - Class C | A Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.20%
Columbia Minnesota Tax-Exempt Fund - Class C | BBB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%
Columbia Minnesota Tax-Exempt Fund - Class C | BB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
Columbia Minnesota Tax-Exempt Fund - Class C | B Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Columbia Minnesota Tax-Exempt Fund - Class C | Not Rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.70%
Columbia Minnesota Tax-Exempt Fund - Class C | Municipal Bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	97.00%
Columbia Minnesota Tax-Exempt Fund - Class C | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Columbia Minnesota Tax-Exempt Fund - Institutional Class | City of Rochester 11/15/2057 5.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Columbia Minnesota Tax-Exempt Fund - Institutional Class | Housing & Redevelopment Authority of The City of St. Paul 07/01/2035 4.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Columbia Minnesota Tax-Exempt Fund - Institutional Class | Roseville Independent School District No. 623 02/01/2038 4.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Columbia Minnesota Tax-Exempt Fund - Institutional Class | City of Maple Grove 05/01/2037 4.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Columbia Minnesota Tax-Exempt Fund - Institutional Class | Brainerd Independent School District No. 181 02/01/2037 4.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Columbia Minnesota Tax-Exempt Fund - Institutional Class | Southern Minnesota Municipal Power Agency 01/01/2026 0.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Columbia Minnesota Tax-Exempt Fund - Institutional Class | Minnesota Higher Education Facilities Authority 10/01/2052 5.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Columbia Minnesota Tax-Exempt Fund - Institutional Class | County of Chippewa 03/01/2037 4.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Columbia Minnesota Tax-Exempt Fund - Institutional Class | State of Minnesota 08/01/2043 4.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Columbia Minnesota Tax-Exempt Fund - Institutional Class | Stillwater Independent School District No. 834 02/01/2042 4.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Columbia Minnesota Tax-Exempt Fund - Institutional Class | AAA Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.60%
Columbia Minnesota Tax-Exempt Fund - Institutional Class | AA Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.10%
Columbia Minnesota Tax-Exempt Fund - Institutional Class | A Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.20%
Columbia Minnesota Tax-Exempt Fund - Institutional Class | BBB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%
Columbia Minnesota Tax-Exempt Fund - Institutional Class | BB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
Columbia Minnesota Tax-Exempt Fund - Institutional Class | B Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Columbia Minnesota Tax-Exempt Fund - Institutional Class | Not Rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.70%
Columbia Minnesota Tax-Exempt Fund - Institutional Class | Municipal Bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	97.00%
Columbia Minnesota Tax-Exempt Fund - Institutional Class | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Columbia Minnesota Tax-Exempt Fund - Institutional 2 Class | City of Rochester 11/15/2057 5.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Columbia Minnesota Tax-Exempt Fund - Institutional 2 Class | Housing & Redevelopment Authority of The City of St. Paul 07/01/2035 4.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Columbia Minnesota Tax-Exempt Fund - Institutional 2 Class | Roseville Independent School District No. 623 02/01/2038 4.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Columbia Minnesota Tax-Exempt Fund - Institutional 2 Class | City of Maple Grove 05/01/2037 4.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Columbia Minnesota Tax-Exempt Fund - Institutional 2 Class | Brainerd Independent School District No. 181 02/01/2037 4.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Columbia Minnesota Tax-Exempt Fund - Institutional 2 Class | Southern Minnesota Municipal Power Agency 01/01/2026 0.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Columbia Minnesota Tax-Exempt Fund - Institutional 2 Class | Minnesota Higher Education Facilities Authority 10/01/2052 5.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Columbia Minnesota Tax-Exempt Fund - Institutional 2 Class | County of Chippewa 03/01/2037 4.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Columbia Minnesota Tax-Exempt Fund - Institutional 2 Class | State of Minnesota 08/01/2043 4.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Columbia Minnesota Tax-Exempt Fund - Institutional 2 Class | Stillwater Independent School District No. 834 02/01/2042 4.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Columbia Minnesota Tax-Exempt Fund - Institutional 2 Class | AAA Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.60%
Columbia Minnesota Tax-Exempt Fund - Institutional 2 Class | AA Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.10%
Columbia Minnesota Tax-Exempt Fund - Institutional 2 Class | A Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.20%
Columbia Minnesota Tax-Exempt Fund - Institutional 2 Class | BBB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%
Columbia Minnesota Tax-Exempt Fund - Institutional 2 Class | BB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
Columbia Minnesota Tax-Exempt Fund - Institutional 2 Class | B Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Columbia Minnesota Tax-Exempt Fund - Institutional 2 Class | Not Rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.70%
Columbia Minnesota Tax-Exempt Fund - Institutional 2 Class | Municipal Bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	97.00%
Columbia Minnesota Tax-Exempt Fund - Institutional 2 Class | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Columbia Minnesota Tax-Exempt Fund - Institutional 3 Class | City of Rochester 11/15/2057 5.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Columbia Minnesota Tax-Exempt Fund - Institutional 3 Class | Housing & Redevelopment Authority of The City of St. Paul 07/01/2035 4.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Columbia Minnesota Tax-Exempt Fund - Institutional 3 Class | Roseville Independent School District No. 623 02/01/2038 4.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Columbia Minnesota Tax-Exempt Fund - Institutional 3 Class | City of Maple Grove 05/01/2037 4.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Columbia Minnesota Tax-Exempt Fund - Institutional 3 Class | Brainerd Independent School District No. 181 02/01/2037 4.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Columbia Minnesota Tax-Exempt Fund - Institutional 3 Class | Southern Minnesota Municipal Power Agency 01/01/2026 0.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Columbia Minnesota Tax-Exempt Fund - Institutional 3 Class | Minnesota Higher Education Facilities Authority 10/01/2052 5.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Columbia Minnesota Tax-Exempt Fund - Institutional 3 Class | County of Chippewa 03/01/2037 4.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Columbia Minnesota Tax-Exempt Fund - Institutional 3 Class | State of Minnesota 08/01/2043 4.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Columbia Minnesota Tax-Exempt Fund - Institutional 3 Class | Stillwater Independent School District No. 834 02/01/2042 4.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Columbia Minnesota Tax-Exempt Fund - Institutional 3 Class | AAA Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.60%
Columbia Minnesota Tax-Exempt Fund - Institutional 3 Class | AA Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.10%
Columbia Minnesota Tax-Exempt Fund - Institutional 3 Class | A Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.20%
Columbia Minnesota Tax-Exempt Fund - Institutional 3 Class | BBB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%
Columbia Minnesota Tax-Exempt Fund - Institutional 3 Class | BB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
Columbia Minnesota Tax-Exempt Fund - Institutional 3 Class | B Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Columbia Minnesota Tax-Exempt Fund - Institutional 3 Class | Not Rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.70%
Columbia Minnesota Tax-Exempt Fund - Institutional 3 Class | Municipal Bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	97.00%
Columbia Minnesota Tax-Exempt Fund - Institutional 3 Class | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%